[Janus Letterhead]

December 27, 2019

EDGAR Operations Branch

Securities and Exchange Commission (the “SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

Janus Henderson Mortgage-Backed Securities ETF, Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, Janus Henderson Short Duration Income ETF, The Long-Term Care ETF, The Obesity ETF and The Organics ETF (collectively, the “Funds”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Funds’ Annual Reports dated October 31, 2019, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust
(Principal Accounting Officer and Principal Financial Officer)